SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options and RSUs
Outstanding at January 1	3,064,674
Granted	1,276,693
Exercised	(1,586,980)
Cancelled	(261,106)
Outstanding at December 31	2,493,281	3,064,674
Exercisable at December 31	349,648
Vested and expected to vest at December 31	2,489,358
Weighted average Exercise price
Outstanding at January 1	$ 1.39
Granted	0.01
Exercised	1.33
Cancelled	0.12
Outstanding at December 31	0.84	$ 1.39
Exercisable at December 31	5.4
Vested and expected to vest at December 31	$ 0.89
Weighted average Remaining contractual term
Outstanding	66 years 8 months 12 days	59 years 8 months 12 days
Exercisable at December 31	2 years 4 months 17 days
Vested and expected to vest at December 31	73 years 7 months 2 days
Aggregate intrinsic value
Outstanding at January 1	$ 73,284
Exercised	50,903
Outstanding at December 31	74,862	$ 73,284
Exercisable at December 31	8,905
Vested and expected to vest at December 31	$ 140,704
Performance Based Stock Options Member
Number of options and RSUs
Outstanding at January 1	592,511
Granted	281,000
Exercised	(231,971)
Cancelled	(109,512)
Outstanding at December 31	532,028	592,511
Exercisable at December 31	0
Vested and expected to vest at December 31	456,032
Weighted average Exercise price
Outstanding at January 1	$ 0.51
Granted	0.01
Exercised	1.3
Cancelled	0.01
Outstanding at December 31	0.01	$ 0.51
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0.01
Weighted average Remaining contractual term
Outstanding	87 years 6 months 10 days	70 years 7 months 20 days
Vested and expected to vest at December 31	98 years 4 months 24 days
Aggregate intrinsic value
Outstanding at January 1	$ 14,690
Exercised	7,980
Outstanding at December 31	16,424	$ 14,690
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 30,501